Subsidiary Guarantors - Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 34,642	$ 21,893
Accounts receivable, net
Oil and gas sales	26,568	19,292
Joint interest owners	5,267	11,314
Other	6,061	15,170
Commodity derivative assets	24,100	124,207
Other current assets	2,684	2,298
Total current assets	99,322	194,174
Oil and gas properties, net, at cost under the successful efforts method	1,743,588	1,635,766
Other property, plant and equipment, net	2,996	3,873
Commodity derivative assets	34,744	93,302
Other assets	6,050	8,039
Total assets	1,886,700	1,935,154
Current liabilities
Trade accounts payable	36,527	7,467
Oil and gas sales payable	28,339	32,408
Accrued liabilities	25,707	27,011
Commodity derivative liabilities	14,650	11
Other current liabilities	2,584	679
Total current liabilities	107,807	67,576
Long-term debt	724,009	837,654
Deferred revenue	7,049	11,417
Commodity derivative liabilities	1,209
Asset retirement obligations	19,458	20,301
Liability under tax receivable agreement	43,045	38,052
Other liabilities	792	330
Deferred tax liabilities	2,905	22,972
Total liabilities	906,274	998,302
Mezzanine equity
Series A preferred stock, $0.001 par value; 1,840,000 shares issued and outstanding at December 31, 2016 and no shares issued and outstanding at December 31, 2015	88,975
Stockholders' / members' equity
Treasury stock, at cost: 22,602 shares at December 31, 2016 and December 31, 2015	(358)	(358)
Additional paid-in-capital	447,137	363,723
Retained earnings (deficit)	(8,652)	36,569
Stockholders' equity	438,214	399,996
Non-controlling interest	453,237	536,856
Total stockholders' equity	891,451	936,852	$ 853,350	$ 624,124
Total liabilities and stockholders' equity	1,886,700	1,935,154
Class A common stock
Stockholders' / members' equity
Common stock	57	31
Class B common stock
Stockholders' / members' equity
Common stock	30	31
Eliminations
Accounts receivable, net
Intercompany receivable	(1,196,525)	(1,174,863)
Total current assets	(1,196,525)	(1,174,863)
Investment in subsidiaries	(531,363)	(444,362)
Total assets	(1,727,888)	(1,619,225)
Current liabilities
Intercompany payable	(1,569,737)	(1,394,272)
Total current liabilities	(1,569,737)	(1,394,272)
Total liabilities	(1,569,737)	(1,394,272)
Stockholders' / members' equity
Members' equity	(611,388)
Treasury stock, at cost: 22,602 shares at December 31, 2016 and December 31, 2015		(761,809)
Stockholders' equity		(761,809)
Non-controlling interest	453,237	536,856
Total stockholders' equity	(158,151)	(224,953)
Total liabilities and stockholders' equity	(1,727,888)	(1,619,225)
JEI (Parent)
Current assets
Cash	27,164	100
Accounts receivable, net
Intercompany receivable	15,666	12,866
Total current assets	42,830	12,966
Investment in subsidiaries	531,363	444,362
Total assets	574,193	457,328
Current liabilities
Accrued liabilities	3,874
Total current liabilities	3,874
Liability under tax receivable agreement	43,045	38,052
Deferred tax liabilities	85	19,280
Total liabilities	47,004	57,332
Mezzanine equity
Series A preferred stock, $0.001 par value; 1,840,000 shares issued and outstanding at December 31, 2016 and no shares issued and outstanding at December 31, 2015	88,975
Stockholders' / members' equity
Treasury stock, at cost: 22,602 shares at December 31, 2016 and December 31, 2015	(358)	(358)
Additional paid-in-capital	447,137	363,723
Retained earnings (deficit)	(8,652)	36,569
Stockholders' equity	438,214	399,996
Total stockholders' equity	438,214	399,996
Total liabilities and stockholders' equity	574,193	457,328
JEI (Parent) | Class A common stock
Stockholders' / members' equity
Common stock	57	31
JEI (Parent) | Class B common stock
Stockholders' / members' equity
Common stock	30	31
Issuers
Current assets
Cash	1,975	12,448
Accounts receivable, net
Other	5,434	14,444
Commodity derivative assets	24,100	124,207
Other current assets	422	444
Intercompany receivable	1,180,859	1,161,997
Total current assets	1,212,790	1,313,540
Commodity derivative assets	34,744	93,302
Other assets	5,265	7,456
Total assets	1,252,799	1,414,298
Current liabilities
Trade accounts payable	13	388
Accrued liabilities	11,227	15,741
Commodity derivative liabilities	14,650	11
Other current liabilities	1,984
Total current liabilities	27,874	16,140
Long-term debt	724,009	837,654
Deferred revenue	7,049	11,417
Commodity derivative liabilities	1,209
Other liabilities	269
Deferred tax liabilities	2,820	3,692
Total liabilities	763,230	868,903
Stockholders' / members' equity
Members' equity	489,569
Treasury stock, at cost: 22,602 shares at December 31, 2016 and December 31, 2015		545,395
Stockholders' equity		545,395
Total stockholders' equity	489,569	545,395
Total liabilities and stockholders' equity	1,252,799	1,414,298
Guarantor Subsidiaries
Current assets
Cash	5,483	9,325
Accounts receivable, net
Oil and gas sales	26,568	19,292
Joint interest owners	5,267	11,314
Other	627	726
Other current assets	2,262	1,854
Total current assets	40,207	42,511
Oil and gas properties, net, at cost under the successful efforts method	1,743,588	1,635,766
Other property, plant and equipment, net	2,378	3,168
Other assets	785	583
Total assets	1,786,958	1,682,028
Current liabilities
Trade accounts payable	36,514	7,079
Oil and gas sales payable	28,339	32,408
Accrued liabilities	10,597	11,270
Other current liabilities	600	679
Intercompany payable	1,566,941	1,391,838
Total current liabilities	1,642,991	1,443,274
Asset retirement obligations	19,458	20,301
Other liabilities	523	330
Total liabilities	1,662,972	1,463,905
Stockholders' / members' equity
Members' equity	123,986
Treasury stock, at cost: 22,602 shares at December 31, 2016 and December 31, 2015		218,123
Stockholders' equity		218,123
Total stockholders' equity	123,986	218,123
Total liabilities and stockholders' equity	1,786,958	1,682,028
Non-Guarantor Subsidiaries
Current assets
Cash	20	20
Accounts receivable, net
Total current assets	20	20
Other property, plant and equipment, net	618	705
Total assets	638	725
Current liabilities
Accrued liabilities	9
Intercompany payable	2,796	2,434
Total current liabilities	2,805	2,434
Total liabilities	2,805	2,434
Stockholders' / members' equity
Members' equity	(2,167)
Treasury stock, at cost: 22,602 shares at December 31, 2016 and December 31, 2015		(1,709)
Stockholders' equity		(1,709)
Total stockholders' equity	(2,167)	(1,709)
Total liabilities and stockholders' equity	$ 638	$ 725